FINANCIAL INSTRUMENTS (Foreign Currency Risk Management) (Details) - NOK		12 Months Ended
		Dec. 31, 2016	Mar. 19, 2014	Oct. 31, 2012
NOK 600 million senior unsecured floating rate bonds due 2017 [Member]
Derivative [Line Items]
Debt amount				NOK 600,000,000
NOK 900 Million Senior Unsecured Bonds [Member]
Derivative [Line Items]
Debt amount			NOK 900,000,000
Designated as Hedging Instrument [Member] | $105,436 (equivalent to NOK600 million)
Derivative [Line Items]
Inception date	[1]	Oct. 31, 2012
Maturity date	[1]	Oct. 31, 2017
Designated as Hedging Instrument [Member] | $151,008 (equivalent to NOK900 million)
Derivative [Line Items]
Inception date	[1]	Mar. 19, 2014
Maturity date	[1]	Mar. 19, 2019

[1]	These swaps relate to the NOK600 million and the NOK900 million unsecured bonds, and the fixed interest rates paid are exchanged for NIBOR plus the margin on the bonds. For the remaining swaps the fixed interest rate paid is exchanged for LIBOR, excluding margin on the underlying loans.